Risk Management - Summary of Primary Financial Assets and Financial Liabilities Denominated in Currencies other than RMB, Expressed in RMB Equivalent (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Held-to-maturity securities	[1]	¥ 806,717	¥ 717,037
Available-for-sale securities		870,533	810,734
Securities at fair value through profit or loss		138,717	136,809
Term deposits		559,341	449,400
Cash and cash equivalents		50,809	48,586	¥ 67,046	¥ 76,096
Total		2,954,779	2,653,350
Financial liabilities
Interest-bearing loans and other borrowings		20,150	18,794
Equity securities [member]
Financial assets
Available-for-sale securities		373,943	355,610
Debt securities [member]
Financial assets
Held-to-maturity securities		806,717	717,037
Available-for-sale securities		496,590	455,124
Currency risk [member]
Financial assets
Term deposits		7,502	7,744
Cash and cash equivalents		2,358	1,844
Total		75,062	59,772
Financial liabilities
Interest-bearing loans and other borrowings		20,150	18,794
Total		20,150	18,794
Currency risk [member] | Equity securities [member]
Financial assets
Available-for-sale securities		51,373	37,556
Securities at fair value through profit or loss		9,016	9,829
Currency risk [member] | Debt securities [member]
Financial assets
Held-to-maturity securities		150	155
Loans		1,766	952
Available-for-sale securities		2,240	1,229
Securities at fair value through profit or loss		657	463
Currency risk [member] | US dollar [member]
Financial assets
Term deposits		7,502	7,744
Cash and cash equivalents		1,768	1,246
Total		28,558	25,165
Financial liabilities
Interest-bearing loans and other borrowings		13,108	12,480
Total		13,108	12,480
Currency risk [member] | US dollar [member] | Equity securities [member]
Financial assets
Available-for-sale securities		9,994	8,697
Securities at fair value through profit or loss		4,511	4,707
Currency risk [member] | US dollar [member] | Debt securities [member]
Financial assets
Held-to-maturity securities		150	155
Loans		1,766	952
Available-for-sale securities		2,240	1,229
Securities at fair value through profit or loss		627	435
Currency risk [member] | HK dollar [member]
Financial assets
Cash and cash equivalents		261	185
Total		41,803	29,190
Currency risk [member] | HK dollar [member] | Equity securities [member]
Financial assets
Available-for-sale securities		41,379	28,859
Securities at fair value through profit or loss		163	146
Currency risk [member] | GB pound [member]
Financial assets
Cash and cash equivalents		287	282
Total		1,257	1,388
Financial liabilities
Interest-bearing loans and other borrowings		2,385	2,413
Total		2,385	2,413
Currency risk [member] | GB pound [member] | Equity securities [member]
Financial assets
Securities at fair value through profit or loss		951	1,088
Currency risk [member] | GB pound [member] | Debt securities [member]
Financial assets
Securities at fair value through profit or loss		19	18
Currency risk [member] | EUR [member]
Financial assets
Cash and cash equivalents		42	128
Total		2,364	2,823
Financial liabilities
Interest-bearing loans and other borrowings		4,657	3,901
Total		4,657	3,901
Currency risk [member] | EUR [member] | Equity securities [member]
Financial assets
Securities at fair value through profit or loss		2,315	2,690
Currency risk [member] | EUR [member] | Debt securities [member]
Financial assets
Securities at fair value through profit or loss		7	5
Currency risk [member] | Others [member]
Financial assets
Cash and cash equivalents			3
Total		1,080	1,206
Currency risk [member] | Others [member] | Equity securities [member]
Financial assets
Securities at fair value through profit or loss		1,076	1,198
Currency risk [member] | Others [member] | Debt securities [member]
Financial assets
Securities at fair value through profit or loss		¥ 4	¥ 5

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.